Financial Liabilities - Interest-Bearing Debt (Details) - EUR (€) € in Millions		12 Months Ended
	Jan. 26, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 13, 2022
Disclosure of detailed information about borrowings [line items]
Contractual limit amount		€ 83,706	€ 84,794
Drawndown		839	3,085	€ 4,516
Repayments of loans, borrowings and promissory notes		3,077	4,146	€ 2,852
Telefónica, S.A.
Disclosure of detailed information about borrowings [line items]
Outstanding balance		32,167
Telefónica, S.A. | Bilateral Loan Due December 15, 2032
Disclosure of detailed information about borrowings [line items]
Contractual limit amount		0
Outstanding balance		150
Drawndown		150
Repayments of loans, borrowings and promissory notes		0
Telefónica, S.A. | Syndicated Loan Due January 13, 2027
Disclosure of detailed information about borrowings [line items]
Contractual limit amount		5,500
Outstanding balance		0
Drawndown		0
Repayments of loans, borrowings and promissory notes		0
Telefónica, S.A. | Bilateral Loan Due June 23, 2033
Disclosure of detailed information about borrowings [line items]
Contractual limit amount		125
Outstanding balance		0
Drawndown		0
Repayments of loans, borrowings and promissory notes		0
Telefónica, S.A. | Syndicated loan due March 15, 2026
Disclosure of detailed information about borrowings [line items]
Contractual limit amount					€ 5,500
Colombia Telecomunicaciones S.A. E.S.P. | Bilateral Loan Due January 6, 2022
Disclosure of detailed information about borrowings [line items]
Contractual limit amount		0
Outstanding balance		0
Drawndown		0
Repayments of loans, borrowings and promissory notes		117
Colombia Telecomunicaciones S.A. E.S.P. | Bilateral Loan Due 2023
Disclosure of detailed information about borrowings [line items]
Repayments of loans, borrowings and promissory notes	€ 132
Telefónica Brasil, S.A. | Bilateral Loan Due September 28, 2023
Disclosure of detailed information about borrowings [line items]
Contractual limit amount		0
Outstanding balance		199	0
Drawndown		199
Repayments of loans, borrowings and promissory notes		0
Bluevia Fibra, S.L.U. | Syndicated loan due December 20, 2027
Disclosure of detailed information about borrowings [line items]
Contractual limit amount		360
Outstanding balance		245	0
Drawndown		245
Repayments of loans, borrowings and promissory notes		0
Telxius Telecom, S.A. | Syndicated loan due December 1, 2024
Disclosure of detailed information about borrowings [line items]
Contractual limit amount		300
Outstanding balance		201	€ 162
Drawndown		100
Repayments of loans, borrowings and promissory notes		€ 70